Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
20.            Subsequent Events

a)	On January 27, 2015 the Company paid the second instalment of $3.05 million for one of its two Kamsarmax (Hull No. YZJ2013-1116) newbuilding vessels contracts.

b)
On January 12, 2015, the Company signed a term loan facility with HSBC of up to the maximum of $19.95 million or 70% of the vessel’s market value upon delivery if the ship is under an Approved Charter (lesser of) or 65% of the vessel’s market value upon delivery if the vessel is charter free. The facility will be used to partly finance the construction cost of Hull No DY 160 and will be repaid over 5 years following the delivery of the vessel. Hull No DY 160 will serve as collateral to the loan.

c)
On March 20, 2015, the Company signed a term loan facility with HSH of up to the maximum of $19.00 million or 62.5% of the vessel’s market value upon delivery (lesser of). The facility will be used to partly finance the construction cost of Hull No DY 161 and will be repaid over 4 years following the delivery of the vessel. Hull No DY 161 will serve as collateral to the loan.